Managed Volatility Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 54.79%
Communication Services - 4.22%
Alphabet, Inc., Class A* 4,200 $ 401,730
Alphabet, Inc., Class C* 4,200 403,830
AT&T, Inc. 2,240 34,362
Comcast Corp., Class A 600 17,598
Meta Platforms, Inc.,
Class A* 400 54,272
Omnicom Group, Inc.# 600 37,854
Verizon Communications,
Inc.# 5,300 201,241
Walt Disney Co. (The)* 565 53,296
Warner Bros Discovery,
Inc.* 541 6,222
1,210,405
Consumer Discretionary - 7.21%
Amazon.com, Inc.*# 5,200 587,600
AutoZone, Inc.* 100 214,193
Darden Restaurants, Inc.# 500 63,160
Dollar General Corp. 300 71,958
eBay, Inc.# 500 18,405
Ford Motor Co.# 2,500 28,000
McDonald's Corp.# 1,800 415,332
NIKE, Inc., Class B# 600 49,872
Ross Stores, Inc. 500 42,135
Starbucks Corp.# 400 33,704
Target Corp. 300 44,517
Tesla, Inc.* 1,000 265,250
Whirlpool Corp.# 1,500 202,215
Yum! Brands, Inc. 300 31,902
2,068,243
Consumer Staples - 3.37%
Archer-Daniels-Midland
Co. 400 32,180
Coca-Cola Co. (The) 1,700 95,234
Colgate-Palmolive Co.# 400 28,100
Constellation Brands, Inc.,
Class A# 500 114,840
Costco Wholesale Corp.# 400 188,908
General Mills, Inc. 500 38,305
J M Smucker Co. (The) 400 54,964
Kimberly-Clark Corp.# 600 67,524
Kroger Co. (The)# 800 35,000
Mondelez International,
Inc., Class A# 700 38,381
PepsiCo, Inc.# 900 146,934
Procter & Gamble Co.
(The)# 600 75,750
Industry Company Shares Value
Consumer Staples (continued)
Walmart, Inc. 400 $ 51,880
968,000
Energy - 2.83%
Chevron Corp.# 798 114,649
ConocoPhillips# 1,187 121,477
EOG Resources, Inc.# 500 55,865
Exxon Mobil Corp.# 900 78,579
Kinder Morgan, Inc. 800 13,312
Marathon Petroleum
Corp.# 1,200 119,196
Occidental Petroleum
Corp.# 2,860 175,747
Phillips 66# 593 47,867
Pioneer Natural Resources
Co. 100 21,653
Schlumberger NV 600 21,540
Valero Energy Corp.# 400 42,740
812,625
Financials - 5.49%
Ally Financial, Inc.# 1,000 27,830
American Express Co. 300 40,473
Aon PLC, Class A 100 26,787
Bank of America Corp. 3,000 90,600
Berkshire Hathaway, Inc.,
Class B*# 760 202,935
BlackRock, Inc. 100 55,028
Capital One Financial
Corp. 200 18,434
Charles Schwab Corp.
(The)# 800 57,496
Chubb, Ltd. 461 83,847
Citigroup, Inc.# 3,310 137,928
Comerica, Inc. 300 21,330
Goldman Sachs Group,
Inc. (The) 200 58,610
Huntington Bancshares,
Inc. 3,200 42,176
JPMorgan Chase & Co.# 1,000 104,500
KeyCorp. 3,300 52,866
Marsh & McLennan Cos.,
Inc. 400 59,716
Morgan Stanley# 800 63,208
PNC Financial Services
Group, Inc. (The) 500 74,710
Progressive Corp. (The)# 420 48,808
S&P Global, Inc. 400 122,140
T Rowe Price Group, Inc. 200 21,002
Truist Financial Corp. 300 13,062
U.S. Bancorp# 1,900 76,608

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Wells Fargo & Co.# 1,871 $ 75,251
1,575,345
Health Care - 8.88%
Abbott Laboratories# 700 67,732
AbbVie, Inc.# 1,859 249,496
Amgen, Inc.# 500 112,700
Baxter International, Inc. 300 16,158
Becton Dickinson & Co. 173 38,550
Biogen, Inc.* 200 53,400
Bristol-Myers Squibb Co.# 1,079 76,706
Cigna Corp. 299 82,964
CVS Health Corp. 400 38,148
Danaher Corp. 200 51,658
DaVita, Inc.*# 400 33,108
Elevance Health, Inc. 200 90,848
Embecta Corp. 34 979
Gilead Sciences, Inc. 400 24,676
Johnson & Johnson# 1,000 163,360
Medtronic PLC 400 32,300
Merck & Co., Inc.# 1,700 146,404
Pfizer, Inc.# 1,700 74,392
Stryker Corp. 160 32,406
Thermo Fisher Scientific,
Inc.# 500 253,595
UnitedHealth Group, Inc.# 1,800 909,072
2,548,652
Industrials - 3.52%
3M Co.# 500 55,250
Carrier Global Corp. 540 19,202
Emerson Electric Co. 400 29,288
FedEx Corp.# 600 89,082
Honeywell International,
Inc. 600 100,182
Ingersoll Rand, Inc. 16 692
Johnson Controls
International PLC 954 46,956
L3Harris Technologies, Inc. 200 41,566
Lockheed Martin Corp. 270 104,298
Northrop Grumman
Corp.# 400 188,128
Otis Worldwide Corp. 270 17,226
Raytheon Technologies
Corp.# 1,240 101,507
Trane Technologies PLC 200 28,962
Union Pacific Corp. 300 58,446
United Parcel Service, Inc.,
Class B 300 48,462
Industry Company Shares Value
Industrials (continued)
Waste Management, Inc. 500 $ 80,105
1,009,352
Information Technology - 15.06%
Accenture PLC, Class A 200 51,460
Adobe, Inc.*# 600 165,120
Analog Devices, Inc.# 1,700 236,878
Apple, Inc.# 6,400 884,480
Applied Materials, Inc.# 1,100 90,123
Automatic Data
Processing, Inc. 200 45,238
Broadcom, Inc. 160 71,042
Cisco Systems, Inc.# 2,000 80,000
Cognizant Technology
Solutions Corp.,
Class A# 700 40,208
HP, Inc. 2,000 49,840
Intel Corp.# 2,300 59,271
International Business
Machines Corp. 200 23,762
Intuit, Inc. 200 77,464
Juniper Networks, Inc. 600 15,672
Mastercard, Inc., Class A# 1,500 426,510
Micron Technology, Inc.# 2,100 105,210
Microsoft Corp.# 3,100 721,990
NVIDIA Corp.# 1,200 145,668
Oracle Corp.# 860 52,520
Palo Alto Networks, Inc.*# 900 147,411
PayPal Holdings, Inc.*# 800 68,856
QUALCOMM, Inc.# 1,800 203,364
Salesforce, Inc.*# 700 100,688
Texas Instruments, Inc.# 2,270 351,350
Visa, Inc., Class A# 600 106,590
4,320,715
Materials - 1.96%
Berry Global Group, Inc.*# 2,500 116,325
Corteva, Inc. 33 1,886
Crown Holdings, Inc.# 1,000 81,030
Dow, Inc.# 4,533 199,135
DuPont de Nemours, Inc. 400 20,160
Ecolab, Inc. 200 28,884
Linde PLC 300 80,877
Sherwin-Williams Co.
(The) 100 20,475
United States Steel
Corp.# 700 12,684
561,456

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate - 0.96%
American Tower Corp. 300 $ 64,410
Crown Castle, Inc.# 500 72,275
Equinix, Inc. 40 22,754
Prologis, Inc. 500 50,800
Public Storage 100 29,281
SBA Communications
Corp. 50 14,232
Welltower, Inc. 200 12,864
Weyerhaeuser Co. 300 8,568
275,184
Utilities - 1.29%
American Electric Power
Co., Inc. 400 34,580
Dominion Energy, Inc.# 1,020 70,492
Duke Energy Corp. 383 35,627
NextEra Energy, Inc.# 2,500 196,025
Sempra Energy 130 19,492
Xcel Energy, Inc. 240 15,360
371,576
TOTAL COMMON STOCKS - 54.79% 15,721,553
(Cost $10,258,414)
Due Date
Discount Rate
or Coupon
Rate(a)
Principal
Amount Value
.
U.S. Government Obligations - 31.29%
U.S. Treasury Bills
- 31.29%
10/06/2022 0.754% $ 3,000,000 2,999,414
10/27/2022 1.173% 2,000,000 1,996,573
11/10/2022 1.220% 2,000,000 1,994,270
11/25/2022 1.235% 1,000,000 995,855
12/22/2022 0.900% 1,000,000 992,948
TOTAL U.S. GOVERNMENT OBLIGATIONS
- 31.29% 8,979,060
(Cost $8,978,222)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 11.48%
Fidelity Investments Money
Market Government
Portfolio Class I 2.74% 3,295,310
$ 3,295,310
TOTAL MONEY MARKET FUND - 11.48% 3,295,310
(Cost $3,295,310)
TOTAL INVESTMENTS BEFORE
OPTIONS WRITTEN - 97.56% 27,995,923
(Cost $22,531,946 )
Value
WRITTEN OPTIONS
- (2.95%)
TOTAL WRITTEN OPTIONS - (2.95%) $ (846,476)
(Premiums Received $(832,555))
TOTAL INVESTMENTS
-
94.61%
$ 27,149,447
(Cost $21,699,391)
Other Assets in Excess of Liabilities - 5.39% 1,547,938
NET ASSETS - 100.00% $ 28,697,385
* Non-income producing security.
# Security subject to call or put option written by the Fund.
(a) Rate represents the effective yield at purchase.
^ Rate disclosed as of September 30, 2022.
PLC - Public Limited Company

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | September 30, 2022 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Put Options Written - (2.34%)
3M Co. 15 $ 165,750 $ 125.00
10/21/22
$ (20,925)
Advanced Micro Devices, Inc. 52 (329,472) 75.00
10/21/22
(62,140)
Apple, Inc. 36 497,520 150.00
10/21/22
(45,828)
Avis Budget Group, Inc. 15 (222,690) 175.00
11/18/22
(53,550)
Cheniere Energy, Inc. 35 (580,685) 150.00
12/16/22
(26,250)
Citigroup, Inc. 37 154,179 47.50
12/16/22
(24,235)
Cleveland-Cliffs, Inc. 95 (127,965) 15.00
10/21/22
(17,575)
Colgate-Palmolive Co. 25 175,625 75.00
01/20/23
(16,000)
Datadog, Inc., Class A 30 (266,340) 95.00
10/21/22
(27,000)
Dell Technologies, Inc., Class C 65 (222,105) 45.00
10/21/22
(73,775)
Dollar Tree, Inc. 10 (136,100) 135.00
12/16/22
(9,860)
Five9, Inc. 20 (149,960) 95.00
11/18/22
(38,200)
Fortinet, Inc. 50 (245,650) 46.00
12/16/22
(14,750)
Genuine Parts Co. 20 (298,640) 155.00
12/16/22
(23,000)
GoDaddy, Inc., Class A 5 (35,440) 80.00
11/18/22
(5,150)
Hertz Global Holdings, Inc. 100 (162,800) 17.50
12/16/22
(25,500)
Hertz Global Holdings, Inc. 10 (16,280) 20.00
12/16/22
(4,250)
Johnson & Johnson 18 294,048 165.00
12/16/22
(12,150)
McKesson Corp. 8 (271,896) 360.00
11/18/22
(20,320)
Nucor Corp. 20 (213,980) 100.00
10/21/22
(5,400)
NVIDIA Corp. 20 242,780 150.00
10/21/22
(56,300)
Occidental Petroleum Corp. 10 61,450 62.50
12/16/22
(6,650)
Penske Automotive Group, Inc. 22 (216,546) 105.00
10/21/22
(20,900)
Phillips 66 36 290,592 80.00
11/18/22
(18,720)
Progressive Corp. (The) 10 116,210 125.00
11/18/22
(10,200)
Synchrony Financial 10 (28,190) 31.00
12/16/22
(4,300)
United States Steel Corp. 10 18,120 15.00
10/21/22
(200)
Unum Group 50 (194,000) 37.50
12/16/22
(11,750)
Valero Energy Corp. 13 138,905 110.00
12/16/22
(15,210)
Total Exchange Traded Put Options Written (Premiums Received $(486,627))
$ (670,088)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Call Options Written - (0.61%)
Abbott Laboratories 3 $ 29,028 $ 115.00
11/18/22
$ (99)
AbbVie, Inc. 6 80,526 145.00
11/18/22
(1,158)
Adobe, Inc. 2 55,040 300.00
01/20/23
(3,500)
Ally Financial, Inc. 10 27,830 34.00
12/16/22
(600)
Amazon.com, Inc. 20 226,000 150.00
11/18/22
(880)
Amgen, Inc. 2 45,080 240.00
11/18/22
(770)
Analog Devices, Inc. 15 209,010 150.00
12/16/22
(7,950)
Apple, Inc. 21 290,220 150.00
11/18/22
(7,707)
Applied Materials, Inc. 3 24,579 90.00
10/21/22
(330)
Berkshire Hathaway, Inc., Class B 2 53,404 295.00
12/16/22
(780)
Berry Global Group, Inc. 25 116,325 52.50
12/16/22
(3,625)
Bristol-Myers Squibb Co. 3 21,327 77.50
11/18/22
(171)
Charles Schwab Corp. (The) 3 21,561 80.00
12/16/22
(684)
Chevron Corp. 3 43,101 160.00
10/21/22
(177)
Cisco Systems, Inc. 6 24,000 42.00
01/20/23
(1,110)
Citigroup, Inc. 25 104,175 52.50
11/18/22
(325)
Citigroup, Inc. 3 12,501 50.00
11/18/22
(81)
Cognizant Technology Solutions Corp., Class A 3 17,232 62.50
01/20/23
(720)
ConocoPhillips 4 40,936 92.50
11/18/22
(5,580)
Constellation Brands, Inc., Class A 2 45,936 235.00
01/20/23
(2,780)
Costco Wholesale Corp. 2 94,454 455.00
10/21/22
(5,310)
Crown Castle, Inc. 2 28,910 165.00
01/20/23
(660)
Crown Holdings, Inc. 5 40,515 95.00
10/21/22
(150)
Crown Holdings, Inc. 5 40,515 100.00
10/21/22
(375)
Darden Restaurants, Inc. 5 63,160 120.00
10/21/22
(4,100)
DaVita, Inc. 2 16,554 85.00
10/21/22
(570)
Dominion Energy, Inc. 3 20,733 77.50
01/20/23
(405)
Dow, Inc. 30 131,790 47.50
12/16/22
(5,250)
eBay, Inc. 2 7,362 42.50
11/18/22
(136)
EOG Resources, Inc. 2 22,346 128.50
12/16/22
(826)
Exxon Mobil Corp. 3 26,193 85.00
11/18/22
(1,995)
FedEx Corp. 3 44,541 165.00
01/20/23
(2,445)
Ford Motor Co. 9 10,080 17.00
12/16/22
(72)
Intel Corp. 7 18,039 30.00
01/20/23
(609)
Johnson Controls International PLC 3 (14,766) 47.50
10/21/22
(900)
JPMorgan Chase & Co. 3 31,350 110.00
01/20/23
(1,650)
Kimberly-Clark Corp. 3 33,762 125.00
10/21/22
(60)
Kroger Co. (The) 3 13,125 50.00
10/21/22
(18)
Marathon Petroleum Corp. 5 49,665 82.50
10/21/22
(8,800)
Mastercard, Inc., Class A 5 142,170 310.00
01/20/23
(6,375)
Mastercard, Inc., Class A 4 113,736 315.00
12/16/22
(3,700)
Mastercard, Inc., Class A 2 56,868 310.00
10/21/22
(324)
McDonald's Corp. 13 299,962 260.00
11/18/22
(1,105)
Merck & Co., Inc. 5 43,060 85.00
10/21/22
(1,495)
Micron Technology, Inc. 7 35,070 57.50
12/16/22
(1,260)
Microsoft Corp. 9 209,610 265.00
12/16/22
(3,780)
Mondelez International, Inc., Class A 3 16,449 60.00
12/16/22
(285)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | September 30, 2022 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
Exchange Traded Call Options Written (continued)
Morgan Stanley 3 $ 23,703 $ 90.00
12/16/22
$ (453)
NextEra Energy, Inc. 7 54,887 92.50
12/16/22
(455)
NIKE, Inc., Class B 3 24,936 105.00
10/21/22
(18)
Northrop Grumman Corp. 1 47,032 465.00
11/18/22
(2,900)
NVIDIA Corp. 7 84,973 130.00
12/16/22
(7,105)
NVIDIA Corp. 2 24,278 140.00
01/20/23
(1,734)
Occidental Petroleum Corp. 25 153,625 65.00
12/16/22
(12,350)
Omnicom Group, Inc. 3 18,927 65.00
10/21/22
(480)
Oracle Corp. 3 18,321 75.00
12/16/22
(111)
Palo Alto Networks, Inc. 9 147,411 190.00
11/18/22
(2,250)
PayPal Holdings, Inc. 3 25,821 72.50
11/18/22
(5,196)
PepsiCo, Inc. 3 48,978 160.00
10/21/22
(2,649)
Pfizer, Inc. 5 21,880 47.50
12/16/22
(530)
Phillips 66 2 16,144 90.00
11/18/22
(422)
Procter & Gamble Co. (The) 2 25,250 135.00
10/21/22
(154)
QUALCOMM, Inc. 6 67,788 160.00
11/18/22
(114)
Raytheon Technologies Corp. 4 32,744 90.00
11/18/22
(408)
Salesforce, Inc. 3 43,152 165.00
12/16/22
(1,419)
Starbucks Corp. 3 25,278 75.00
10/21/22
(3,105)
Texas Instruments, Inc. 18 278,604 155.00
10/21/22
(11,070)
Thermo Fisher Scientific, Inc. 2 101,438 570.00
12/16/22
(1,900)
U.S. Bancorp 6 24,192 42.50
01/20/23
(1,320)
United States Steel Corp. 7 12,684 19.00
10/21/22
(539)
UnitedHealth Group, Inc. 10 505,040 530.00
11/18/22
(15,600)
UnitedHealth Group, Inc. 2 101,008 520.00
12/16/22
(4,640)
Verizon Communications, Inc. 35 132,895 52.50
10/21/22
(35)
Visa, Inc., Class A 3 53,295 205.00
11/18/22
(381)
Wells Fargo & Co. 6 24,132 40.00
10/21/22
(1,218)
Whirlpool Corp. 15 202,215 150.00
11/18/22
(6,150)
Total Exchange Traded Call Options Written (Premiums Received $(345,928))
$ (176,388)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2022 :
Assets Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 15,721,553 $ – $ – $ 15,721,553
U.S.
Government
Obligations – 8,979,060 – 8,979,060
Money Market
Fund 3,295,310 – – 3,295,310
TOTAL
$19,016,863 $8,979,060 $– $27,995,923
Liabilities Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Written
Options $ (626,950) $ (219,526) $ – $ (846,476)
TOTAL
$(626,950) $(219,526) $– $(846,476)
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.